Shareholder Fees - VIPDisciplinedSmallCapPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)